Document and Entity Information	Jan. 25, 2021
Cover [Abstract]
Entity Registrant Name	Academy Sports & Outdoors, Inc.
Amendment Flag	false
Entity Central Index Key	0001817358
Document Type	8-K
Document Period End Date	Jan. 25, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39589
Entity Tax Identification Number	85-1800912
Entity Address, Address Line One	1800 North Mason Road
Entity Address, City or Town	Katy
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77449
City Area Code	(281)
Local Phone Number	646-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	ASO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false